PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 678,576	$ 532,902
Less: accumulated depreciation	(320,186)	(214,282)
Property, plant and equipment, net	358,390	318,620
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	474,513	339,221
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	29,531	24,883
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	142,064	129,298
Motor Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	4,741	14,624
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	5,060	3,464
Land Use Right [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	20,977	20,598
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,350	814
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 340	$ 0